Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2022
Loans and advances to customers [abstract]
Summary of loans and advances to customers
Loans and advances to customers by type 1
in EUR million
30

June
2022
31

December

2021
Loans to public authorities 13,295 10,824
Residential mortgages 320,418 311,427
Other personal lending 38,297 38,063
Corporate Lending 277,335 270,082
649,345 630,396
Loan loss provisions -5,867 -5,274
643,478 625,122
1 2021 presentation has been updated to improve consistency and comparability